VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 4.5%
Endeavour Group Ltd. † 1,989,582 $ 4,847,230
WiseTech Global Ltd. † 87,763 3,987,112
8,834,342
Brazil : 2.6%
Ambev SA 2,061,100 5,188,106
Underline
China : 24.1%
Alibaba Group Holding Ltd.
(HKD) 122,300 2,245,314
Baidu, Inc. (HKD) * 318,850 5,243,017
Inner Mongolia Yili Industrial
Group Co. Ltd. 1,198,000 4,912,167
JD.com, Inc. (HKD) 315,250 4,532,587
Jiangsu Yanghe Distillery Co.
Ltd. 506,500 4,406,963
Luzhou Laojiao Co. Ltd. 260,900 4,348,390
Prosus NV (EUR) 40,611 2,512,987
SF Holding Co. Ltd. 854,579 4,691,465
Tencent Holdings Ltd. (HKD) 61,500 4,719,242
Wuliangye Yibin Co. Ltd. 286,200 4,345,278
Yum China Holdings, Inc.
(USD) 106,591 5,088,654
47,046,064
Denmark : 4.9%
Coloplast A/S 53,226 4,560,507
Novo Nordisk A/S 97,836 4,959,009
9,519,516
France : 12.0%
Bureau Veritas SA 157,352 5,002,620
Dassault Systemes SE 164,546 4,594,193
Edenred SE † 211,653 4,675,809
Pernod Ricard SA 49,793 4,260,871
Thales SA 18,215 4,910,650
23,444,143
Germany : 9.9%
HENSOLDT AG * 29,807 2,551,321
Rheinmetall AG 2,422 4,415,864
Sartorius Stedim Biotech 11,831 2,904,094
Siemens Healthineers AG
144A 91,514 4,793,885
Symrise AG 56,865 4,604,351
19,269,515
Japan : 9.7%
Omron Corp. 89,800 2,270,408
ORIENTAL LAND CO LTD 130,600 2,414,478
Tokyo Electron Ltd. 17,200 3,828,343
Unicharm Corp. † 786,500 4,490,845
Number
of Shares Value
Japan (continued)
Yaskawa Electric Corp. † 118,300 $ 3,594,071
ZOZO, Inc. 292,400 2,409,758
19,007,903
Netherlands : 10.0%
Adyen NV 144A * 1,486 2,394,758
ASM International NV 4,522 2,735,849
Heineken NV 31,084 2,563,009
Koninklijke Philips NV * 175,152 4,766,206
Universal Music Group NV † 98,348 2,562,281
Wolters Kluwer NV 43,170 4,468,542
19,490,645
Sweden : 2.9%
Elekta AB † 931,897 5,691,533
Underline
Switzerland : 5.2%
Barry Callebaut AG † 1,708 2,791,898
DSM-Firmenich AG (EUR) 56,670 4,568,646
Roche Holding AG 6,919 2,856,800
10,217,344
Taiwan : 2.8%
Taiwan Semiconductor
Manufacturing Co. Ltd. 110,000 5,407,298
Underline
United Kingdom : 8.9%
BAE Systems PLC 107,669 2,472,676
Diageo PLC 110,713 2,380,501
GSK PLC 219,555 5,371,293
Melrose Industries PLC 311,979 2,455,264
Spirax Group PLC 51,129 4,662,982
17,342,716
United States : 2.5%
James Hardie Industries PLC
(AUD) * 242,551 4,975,633
Underline
Total Common Stocks
(Cost: $187,965,997) 195,434,758
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.3%
Money Market Fund: 1.3%
(Cost: $2,442,375)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 2,442,375 2,442,375
Total Investments: 101.3%
(Cost: $190,408,372) 197,877,133
Liabilities in excess of other assets: (1.3)% (2,516,449)
NET ASSETS: 100.0% $ 195,360,684
Definitions:
AUD Australia Dollar
EUR Euro
HKD Hong Kong Dollar
USD United States Dollar

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
2
Footnotes:
† Security fully or partially on loan. Total market value of securities on loan is $14,154,090.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $7,188,643, or 3.7% of net assets.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 195,434,758
Australia $ — $ 8,834,342 $ — $ 8,834,342
Brazil — 5,188,106 — 5,188,106
China 5,088,654 41,957,410 — 47,046,064
Denmark — 9,519,516 — 9,519,516
France — 23,444,143 — 23,444,143
Germany — 19,269,515 — 19,269,515
Japan 4,490,845 14,517,058 — 19,007,903
Netherlands — 19,490,645 — 19,490,645
Sweden — 5,691,533 — 5,691,533
Switzerland — 10,217,344 — 10,217,344
Taiwan — 5,407,298 — 5,407,298
United Kingdom — 17,342,716 — 17,342,716
United States — 4,975,633 — 4,975,633
Money Market Fund 2,442,375 — — 2,442,375
Total Investments $ 12,021,874 $ 185,855,259 $ — $ 197,877,133